DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
Summarizes the financial data for discontinued operations

The following table summarizes the balance sheet data for discontinued operations:

December 31,
(Dollars in millions)	2016
ASSETS
Current assets:
Cash and cash equivalents	$1
Accounts receivable (net of allowance for doubtful accounts of $1)	10
Accounts receivable from affiliates	61
Inventories	9
Prepaid expenses	1
Other current assets	2
Total current assets of discontinued operations	84
Property, plant and equipment, net	19
Intangible assets, net	2
Deferred income taxes	21
Noncurrent assets of discontinued operations	42
Total assets of discontinued operations	$126
LIABILITIES
Current liabilities:
Accounts payable	$7
Accounts payable to affiliates	2
Accrued liabilities	18
Total current liabilities of discontinued operations	27
Deferred income taxes	1
Other noncurrent liabilities	77
Noncurrent liabilities of discontinued operations	78
Total liabilities of discontinued operations	$105

The following table summarizes the operations data for discontinued operations:

	Three months ended		Nine months ended
	September 30,		September 30,
(Dollars in millions)	2017	2016	2017	2016
Revenues:
Trade sales, services and fees, net	$—	$28	$15	$83
Related party sales	—	15	17	51
Total revenues	—	43	32	134
Cost of goods sold	—	36	26	110
Operating expenses:
Selling, general and administrative (includes corporate allocations of nil, $2, $1 and $5, respectively)	—	6	(7)	16
Restructuring, impairment and plant closing costs	—	—	1	—
Other (income) expense, net	—	(1)	1	(2)
Total expenses (income)	—	5	(5)	14
Income from discontinued operations before tax	—	2	11	10
Income tax expense	—	—	(3)	(2)
Net income from discontinued operations	$—	$2	$8	$8

The following table summarizes the balance sheet data for discontinued operations:

	December 31,	December 31,
	2016	2015
	(Dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$1	$1
Accounts receivable (net of allowance for doubtful accounts of $1 each)	10	18
Accounts receivable from affiliates	61	82
Inventories	9	15
Prepaid expenses	1	1
Other current assets	2	2
Total current assets discontinued operations	84	119
Property, plant and equipment, net	19	50
Goodwill	2	2
Deferred income taxes	21	32
Other assets	—	5
Noncurrent assets of discontinued operations	42	89
Total assets of discontinued operations	$126	$208
LIABILITIES
Current liabilities:
Accounts payable	$7	$12
Accounts payable to affiliates	2	2
Accrued liabilities	18	17
Total current liabilities of discontinued operations	27	31
Long-term debt	—	4
Deferred income taxes	1	1
Other noncurrent liabilities	77	113
Noncurrent liabilities of discontinued operations	78	118
Total liabilities of discontinued operations	$105	$149

The following table summarizes the operations data for discontinued operations:

	Year ended
	December 31,
	2016	2015	2014
	(Dollars in millions)
Revenues:
Trade sales, services and fees, net	$110	$108	$105
Related party sales	60	60	75
Total revenues	170	168	180
Cost of goods sold	147	146	154
Operating expenses:
Selling, general, and administrative (includes corporate allocations of $7, $6 and $8, respectively)	15	8	17
Restructuring, impairment and plant closing costs	—	3	2
Other income, net	(1)	(2)	(3)
Total expenses	14	9	16
Income from discontinued operations before tax	9	13	10
Income tax expense	(1)	(3)	(1)
Net income from discontinued operations	$8	$10	$9